Employee benefits - Summary of Employee Benefit Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Detailed Information About Employee Benefits Expense [Line Items]
Total employee benefits expenses	¥ 1,743,936	¥ 1,539,965	¥ 1,253,148